RELATED PARTY TRANSACTIONS - Office Space from Related Party (Details) - WDZG Consulting - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Office Space from Related Party
Related Party Transaction [Line Items]
Related party expenses	$ 20,000	$ 14,000	$ 19,000
Operating lease liabilities - related party	$ 0	$ 28,442
TRX ZJ
Related Party Transaction [Line Items]
Ownership interest held	100.00%